Leases - Schedule of Changes in Right of Use Asset (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Right of Use Asset [Line Items]
Balance at January 1, 2025		$ 1,596,873		$ 1,705,710	$ 1,605,093
Additions		387,218	[1]	498,172	483,698
Terminated contracts		(86,905)		(55,611)	(45,193)
Amortization		(377,765)		(385,522)	(388,772)
Exchange rate variation		94,226		(165,876)	61,436
Balance at December 31, 2025		1,613,647		1,596,873	1,705,710
Acquired in business combination		(1,179)			(10,552)
Growing facilities [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Balance at January 1, 2025		632,267		805,370	823,989
Additions		151,508	[1]	98,774	146,905
Terminated contracts		(26,326)		(26,827)	(16,458)
Amortization		(145,753)		(156,494)	(167,078)
Exchange rate variation		41,115		(88,556)	28,564
Balance at December 31, 2025		652,811		632,267	805,370
Acquired in business combination					(10,552)
Buildings [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Balance at January 1, 2025		638,981		532,104	426,996
Additions		98,484	[1]	269,599	190,185
Terminated contracts		(41,477)		(17,259)	(26,573)
Amortization		(97,399)		(93,897)	(83,876)
Exchange rate variation		35,575		(51,566)	25,372
Balance at December 31, 2025		634,164		638,981	532,104
Acquired in business combination
Vehicles (land, air and sea) [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Balance at January 1, 2025		189,036		223,720	201,655
Additions		76,689	[1]	47,390	94,448
Terminated contracts		(12,627)		(2,241)	(884)
Amortization		(73,048)		(72,809)	(72,532)
Exchange rate variation		6,346		(7,024)	1,033
Balance at December 31, 2025		186,396		189,036	223,720
Acquired in business combination
Machinery and equipment [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Balance at January 1, 2025		106,597		90,101	104,890
Additions		41,658	[1]	81,335	33,933
Terminated contracts		(6,069)		(5,233)	(1,120)
Amortization		(52,020)		(47,299)	(51,140)
Exchange rate variation		8,817		(12,307)	3,538
Balance at December 31, 2025		98,983		106,597	90,101
Acquired in business combination
Operating plants [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Balance at January 1, 2025		8,622		19,695	18,706
Additions		1,847	[1]	(108)	6,061
Terminated contracts		(202)		(4,035)	(138)
Amortization		(3,227)		(4,099)	(6,317)
Exchange rate variation		1,070		(2,831)	1,383
Balance at December 31, 2025		8,110		8,622	19,695
Acquired in business combination
Land [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Balance at January 1, 2025		15,999		19,186	19,641
Additions		4,592	[1]	727	1,438
Terminated contracts				(16)	(24)
Amortization		(2,922)		(2,597)	(2,604)
Exchange rate variation		772		(1,301)	735
Balance at December 31, 2025		18,441		15,999	19,186
Acquired in business combination
Computer equipment [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Balance at January 1, 2025		5,371		15,534	9,216
Additions		8,669	[1]	455	10,728
Terminated contracts		(204)			4
Amortization		553		(8,327)	(5,225)
Exchange rate variation		353		(2,291)	811
Balance at December 31, 2025		14,742		5,371	15,534
Acquired in business combination
Concession Agreement [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Balance at January 1, 2025	[2]
Additions	[1],[2]	3,771
Terminated contracts	[2]
Amortization	[2]	(3,949)
Exchange rate variation	[2]	178
Balance at December 31, 2025	[2]

[1]	The additions have been reduced by the PIS/COFINS tax effect. The net impact is US$5,252, US$4,879 and US$6,956 in the consolidated total respectively as of December 31, 2025, 2024 and 2023.
[2]	Of the total amount of additions, US$1,179 refers to the acquisition of JBS Terminais Ltda.